RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																																	12 Months Ended
	Dec. 06, 2021	May 04, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 30, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Aug. 15, 2019	Aug. 15, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 02, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 08, 2021	Aug. 08, 2019
Related Party Transaction [Line Items]
Number of shares issued	1,479,728	1,479,728	786,280	1,479,728	70,786							9,941,623
Stock issued during period, value	$ 88,784	$ 88,784		$ 88,784
Outstanding balance																																																							$ 180,244
Debt Instrument, interest rate																																																		3.00%
Annual salary																																																	$ 734,427	$ 516,332
Accrued salary balance																																																	2,991,191	2,804,725
Paid-in-Kind Interest																																																	82,851	50,763
Debt Instrument, Increase, Accrued Interest																																																	53,671	36,562
Payments for rent																																										$ 960							3,683	13,092
Related Party [Member]
Related Party Transaction [Line Items]
Accrued interest																																																	1,703,019	1,562,499
Payments for rent																																																	3,683	6,263
Loan interest - related party																																																	135,908	82,238
Royalty payable to related party																																																	65,292	65,292
Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Payroll payable																																																	3,195	103,730
Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																	1,065	$ 888
Stockholder [Member]
Related Party Transaction [Line Items]
Debt Instrument, interest rate																																																		3.00%
Loan received						$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000		$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000					$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000		$ 100,000	$ 30,000		$ 50,000
Loans payable																																																	1,657,000	$ 1,657,000
Chief Executive Officer and Chief Operations Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses																																																	347,156	331,143
Principal Stockholder [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																	2,991,191	2,804,725
Director and Employee [Member]
Related Party Transaction [Line Items]
Payroll payable																																																	3,195	103,730
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																	1,065	888
Office Employees [Member]
Related Party Transaction [Line Items]
Accrued salary balance																																																	24,048	22,900
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Related Party Transaction [Line Items]
Number of shares issued																																																200,000
Preferred stock voting rights																																																voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																																$ 120,000
Outstanding balance																																																	$ 65,292	$ 65,292
Debt Instrument, interest rate																																																	7.00%
Accrued interest																																																	$ 1,958
Employment Agreement [Member]
Related Party Transaction [Line Items]
Extended expiration date description																																							the Company extended the expiration date of a warrant for 2,000,000 shares of
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Agreement term																																																	5 years		5 years	5 years	5 years
Annual salary																																															$ 210,000		$ 398,643			$ 315,764	$ 297,889	$ 281,027
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Related Party Transaction [Line Items]
Annual salary																					$ 20,000	$ 20,000		$ 20,000
Salary and Wage, Excluding Cost of Good and Service Sold																																												$ 140,000		$ 120,000
Warrants And Rights Outstanding Term Description																																												three-year	three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																												6,000,000	6,000,000											6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																												$ 0.001	$ 0.001											$ 0.2299
Extended expiration date description																																							the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020. On March 5, 2021, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2022. On February 25, 2022, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2023.
One-time bonus																								$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold																							$ 60,000
Warrants And Rights Outstanding Term Description																							three-year
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.2299
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent																																																	$ 2,508
Operating Lease Agreements [Member] | President [Member]
Related Party Transaction [Line Items]
Payments for rent																																										$ 960